Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions
Schedule of key management compensation

Key management compensation	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Salaries, other short-term employee benefits and post-employment benefits	216,591	99,864	438,143	197,156
Share‑based compensation	5,654	18,910	13,980	43,428
Total	222,245	118,774	452,123	240,584